Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Aug. 16, 2018	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013	Feb. 21, 2013	Sep. 14, 2012
C000112720
Account Value [Line Items]
Line Graph and Table Measure Name	Eagle Energy Infrastructure Fund
Account Value	$ 19,851	$ 15,873	$ 12,478	$ 11,140	$ 7,791	$ 5,236	$ 8,737		$ 8,514	$ 9,799	$ 7,991	$ 13,631	$ 13,119	$ 11,236		$ 9,425
C000124015
Account Value [Line Items]
Line Graph and Table Measure Name	Eagle Energy Infrastructure Fund
Account Value	$ 17,467	14,063	11,143	10,018	7,063	4,779	8,045		7,888	9,164	7,517	12,920	12,542	10,821	$ 10,000
C000112721
Account Value [Line Items]
Line Graph and Table Measure Name	Eagle Energy Infrastructure Fund
Account Value	$ 149,421	119,102	93,400	83,173	58,022	38,895	64,800		62,897	72,288	58,819	100,000
C000203318
Account Value [Line Items]
Line Graph and Table Measure Name	Eagle Energy Infrastructure Fund
Account Value	$ 21,635	17,234	13,494	11,992	8,352	5,594	9,310	$ 10,000
Alerian MLP Index Trust TR
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index Trust
Account Value	$ 18,991	16,732	12,444	10,656	8,369	5,753	9,715		9,246	10,564	9,260	12,990	13,083	11,666		10,000
Alerian MLP Index Trust TR
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index Trust
Account Value	$ 17,503	15,421	11,469	9,821	7,713	5,302	8,954		8,521	9,736	8,535	11,972	12,058	10,752	10,000
Alerian MLP Index Trust TR
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index Trust
Account Value	$ 146,198	128,805	95,795	82,032	64,423	44,285	74,788		71,175	81,324	71,286	100,000
Alerian MLP Index Trust TR
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index Trust
Account Value	$ 18,053	15,905	11,829	10,129	7,955	5,468	9,235	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 48,027	42,845	34,929	34,023	33,950	23,257	23,058		20,316	17,937	15,211	15,030	13,303	11,046		$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 46,383	41,378	33,733	32,858	32,788	22,460	22,268		19,620	17,322	14,690	14,515	$ 12,848	$ 10,668	$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 319,550	285,068	232,402	226,370	225,889	154,738	153,414		$ 135,173	$ 119,341	$ 101,206	$ 100,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 21,896	$ 19,534	$ 15,925	$ 15,512	$ 15,479	$ 10,603	$ 10,512	$ 10,000